NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2015
Newbuildings [Abstract]
Newbuilings

(in thousands of $)
Balance at December 31, 2012	—
Installments and newbuilding supervision fees paid	26,298
Interest capitalized	408
Balance at December 31, 2013	26,706
Installments and newbuilding supervision fees paid and accrued	356,355
Value of share consideration paid in connection with purchase of SPCs, net of cash acquired:
- in April 2014	150,959
- in September 2014	331,661
Interest capitalized	4,179
Transfers to Vessels and Equipment	(546,520)
Balance at December 31, 2014	323,340
Acquired as a result of the Merger	12,030
Value of share consideration paid in connection with purchase of SPCs, net of cash acquired;	78,201
Installments and newbuilding supervision fees paid	508,482
Interest capitalized	8,979
Disposals	(10,785)
Impairment loss	(7,110)
Transfers to Vessels and Equipment	(574,523)
Balance at December 31, 2015	338,614